CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (691,600)	$ (407,546)	$ (2,178,676)	$ (1,372,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	252,061	48,395	492,449	$ 302,409
Depreciation & amortization	409	249	1,520
Preferred stock issued for control transaction			140,000
Changes in operating assets and liabilities:
Accounts receivable	6,361	(9,468)	(815)	$ (7,770)
Inventory	(42,893)	(79,130)	4,541	(14,906)
Prepaid expenses	(11,750)	51,698	20,065	31,441
Accounts payable and accrued liabilities	(102,749)	45,513	233,945	204,210
Accrued interest payable	52,059	25,873	140,854	$ 62,867
Accrued interest payable to related party			5,611
NET CASH USED IN OPERATING ACTIVITIES	$ (538,102)	(324,416)	(1,140,506)	$ (794,109)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(8,135)	(8,135)
NET CASH USED IN INVESTING ACTIVITIES		(8,135)	(8,135)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances	$ 539,507	331,561	1,142,949	$ 602,059
NET CASH PROVIDED BY FINANCING ACTIVITIES	539,507	331,561	1,142,949	602,059
NET INCREASE (DECREASE) IN CASH	1,405	(990)	(5,692)	(192,050)
CASH, at the beginning of the period	7,411	13,103	13,103	205,153
CASH, at the end of the period	$ 8,816	$ 12,113	$ 7,411	$ 13,103
Cash paid during the period for:
Interest
Taxes
Noncash investing and financing transaction:
Refinancing of advances into convertible notes payable	$ 521,122	$ 331,561	$ 1,142,949	$ 1,118,979
Noncurrent convertible notes payable reclassified to current convertible notes payable	331,561
Beneficial conversion on convertible note payable	521,122	$ 331,561	$ 1,142,949	$ 1,118,979
Conversion of convertible notes payable	12,618		126,849	$ 315,835
Conversion of convertible notes payable to related party	$ 5,611		330,349
Convertible note issued for reduction in accounts payable			$ 330,349